Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Operating
Net (loss) income	$ (39)	$ 5,160
Adjustments for items not involving cash:
Non-cash items	2,955	(1,016)
Changes in non-cash working capital:
Decrease in amounts receivable	1,032	915
Increase in inventories	(343)	(125)
Decrease (increase) in prepaid and other assets	79	(14)
Increase in amounts payable and accrued liabilities	1,863	1,371
(Decrease) increase in income tax payable	(408)	357
Cash provided by operating activities	5,139	6,648
Investing
Purchase of mineral property, plant and equipment	(3,774)	(5,419)
Increase in other long-term assets	(286)	(617)
Cash used in investing activities	(4,060)	(6,036)
Financing
Withholding taxes on settlement of share-based payments	(357)	(94)
Lease payments	(24)	(64)
Cash used in financing activities	(381)	(158)
Net increase in cash	698	454
Cash at beginning of the period	7,629	8,476
Cash at end of the period	8,327	8,930
Taxes paid in cash	$ 700